American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2021

Short-Term Government - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 63.4%
Iraq Government AID Bond, 2.15%, 1/18/22	700,000	704,007
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	4,121,319	4,308,786
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	5,826,100	6,211,858
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	3,235,170	3,456,247
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	583,350	633,784
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	1,492,834	1,609,843
U.S. Treasury Notes, 0.125%, 4/30/23	10,000,000	9,947,656
U.S. Treasury Notes, 0.25%, 6/15/23(1)	6,000,000	5,972,813
U.S. Treasury Notes, 0.375%, 10/31/23	6,000,000	5,965,547
U.S. Treasury Notes, 0.50%, 11/30/23	11,200,000	11,158,000
U.S. Treasury Notes, 0.125%, 1/15/24	29,000,000	28,636,367
U.S. Treasury Notes, 0.375%, 4/15/24	24,000,000	23,761,875
U.S. Treasury Notes, 0.625%, 10/15/24	10,000,000	9,920,703
U.S. Treasury Notes, 0.75%, 11/15/24	16,000,000	15,912,500
U.S. Treasury Notes, 1.00%, 12/15/24	4,500,000	4,505,449
U.S. Treasury Notes, VRN, 0.12%, (3-month USBMMY plus 0.04%), 10/31/23	2,000,000	2,000,561
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $134,962,643)		134,705,996
U.S. GOVERNMENT AGENCY SECURITIES — 14.3%
FHLB, 0.125%, 6/2/23	4,700,000	4,667,202
FHLB, 0.125%, 8/28/23	14,000,000	13,879,732
FHLMC, 0.375%, 5/5/23	4,000,000	3,991,567
FNMA, 0.25%, 5/22/23	8,000,000	7,967,469
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $30,659,937)		30,505,970
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7%
U.S. Government Agency Collateralized Mortgage Obligations — 12.7%
FHLMC, Series 3114, Class FT, VRN, 0.46%, (1-month LIBOR plus 0.35%), 9/15/30	271,246	272,399
FHLMC, Series 3149, Class LF, VRN, 0.41%, (1-month LIBOR plus 0.30%), 5/15/36	844,022	835,523
FHLMC, Series 3200, Class FP, VRN, 0.31%, (1-month LIBOR plus 0.20%), 8/15/36	533,599	533,219
FHLMC, Series 3206, Class FE, VRN, 0.51%, (1-month LIBOR plus 0.40%), 8/15/36	224,491	227,167
FHLMC, Series 3213, Class LF, VRN, 0.33%, (1-month LIBOR plus 0.22%), 9/15/36	714,099	714,915
FHLMC, Series 3231, Class FA, VRN, 0.51%, (1-month LIBOR plus 0.40%), 10/15/36	239,391	241,834
FHLMC, Series 3301, Class FA, VRN, 0.41%, (1-month LIBOR plus 0.30%), 8/15/35	230,591	231,253
FHLMC, Series 3380, Class FP, VRN, 0.46%, (1-month LIBOR plus 0.35%), 11/15/36	280,481	282,445
FHLMC, Series 3508, Class PF, VRN, 0.96%, (1-month LIBOR plus 0.85%), 2/15/39	108,556	110,966
FHLMC, Series 3587, Class FB, VRN, 0.89%, (1-month LIBOR plus 0.78%), 2/15/36	267,180	272,893
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	355,644	360,138
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	755,807	768,488
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	527,171	535,924
FHLMC, Series K043, Class A2 SEQ, 3.06%, 12/25/24	794,000	833,948
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	261,218	261,465
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,175,101
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,401,137	1,451,032
FHLMC, Series K739, Class A1 SEQ, 0.52%, 11/25/26	3,547,221	3,466,150
FHLMC, Series K742, Class A1 SEQ, 0.86%, 6/25/27	2,198,245	2,157,547
FHLMC, Series KF32, Class A, VRN, 0.46%, (1-month LIBOR plus 0.37%), 5/25/24	143,999	144,176
FHLMC, Series KF35, Class A, VRN, 0.44%, (1-month LIBOR plus 0.35%), 8/25/24	471,262	471,727
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	1,855,480	1,910,552
FHLMC, Series KJ25, Class A2 SEQ, 2.61%, 1/25/26	738,106	769,373

FHLMC, Series Q009, Class A, VRN, 0.44%, (1-month LIBOR plus 0.35%), 4/25/24	1,272,516	1,272,532
FNMA, Series 2004-28, Class FE, VRN, 0.45%, (1-month LIBOR plus 0.35%), 5/25/34	810,543	813,940
FNMA, Series 2006-11, Class FA, VRN, 0.40%, (1-month LIBOR plus 0.30%), 3/25/36	241,286	243,075
FNMA, Series 2006-60, Class KF, VRN, 0.40%, (1-month LIBOR plus 0.30%), 7/25/36	600,864	603,962
FNMA, Series 2006-72, Class TE, VRN, 0.40%, (1-month LIBOR plus 0.30%), 8/25/36	285,905	288,491
FNMA, Series 2008-9, Class FA, VRN, 0.60%, (1-month LIBOR plus 0.50%), 2/25/38	882,112	897,631
FNMA, Series 2009-33, Class FB, VRN, 0.92%, (1-month LIBOR plus 0.82%), 3/25/37	336,807	344,960
FNMA, Series 2009-89, Class FD, VRN, 0.70%, (1-month LIBOR plus 0.60%), 5/25/36	167,060	169,972
FNMA, Series 2016-11, Class FB, VRN, 0.64%, (1-month LIBOR plus 0.55%), 3/25/46	262,440	263,232
FNMA, Series 2016-M13, Class FA, VRN, 0.76%, (1-month LIBOR plus 0.67%), 11/25/23	25,340	25,400
FNMA, Series 2016-M2, Class FA, VRN, 0.94%, (1-month LIBOR plus 0.85%), 1/25/23	65,884	66,061
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	2,150,153	2,101,945
GNMA, Series 2010-14, Class QF, VRN, 0.56%, (1-month LIBOR plus 0.45%), 2/16/40	471,642	475,129
GNMA, Series 2016-68, Class MF, VRN, 0.40%, (1-month LIBOR plus 0.30%), 5/20/46	322,965	324,205
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,895,918)		26,918,770
ASSET-BACKED SECURITIES — 7.9%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 0.68%, (1-month LIBOR plus 0.58%), 11/25/71	2,013,684	2,017,086
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 0.83%, (1-month LIBOR plus 0.70%), 1/25/72	2,125,000	2,129,473
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 11/25/70(2)	1,992,813	1,995,249
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 8/25/61	2,006,651	1,996,860
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 0.61%, (3-month LIBOR plus 0.45%), 8/23/36(2)	1,911,141	1,908,334
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 9/25/61	2,150,000	2,158,096
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 0.67%, (1-month LIBOR plus 0.57%), 10/25/61	2,100,000	2,089,137
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 0.63%, (1-month LIBOR plus 0.53%), 5/25/70(2)	2,498,346	2,505,562
TOTAL ASSET-BACKED SECURITIES (Cost $16,789,197)		16,799,797
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.9%
FHLMC, VRN, 2.38%, (6-month LIBOR plus 2.26%), 3/1/24	7,697	7,706
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	76,730	81,751
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	38,270	40,977
FHLMC, VRN, 2.04%, (12-month LIBOR plus 1.67%), 12/1/36	23,330	23,488
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	34,076	36,257
FHLMC, VRN, 2.03%, (12-month LIBOR plus 1.78%), 5/1/40	32,697	33,009
FHLMC, VRN, 2.13%, (12-month LIBOR plus 1.88%), 7/1/40	61,324	64,493
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.77%), 9/1/40	28,906	29,972
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	41,087	42,777
FHLMC, VRN, 2.13%, (12-month LIBOR plus 1.88%), 10/1/41	134,318	134,549
FHLMC, VRN, 1.99%, (12-month LIBOR plus 1.65%), 12/1/42	80,108	83,998
FHLMC, VRN, 2.89%, (12-month LIBOR plus 1.63%), 1/1/44	177,248	183,294
FHLMC, VRN, 3.24%, (12-month LIBOR plus 1.62%), 6/1/44	83,956	87,668
FHLMC, VRN, 1.85%, (12-month LIBOR plus 1.60%), 10/1/44	44,308	46,064
FHLMC, VRN, 2.62%, (12-month LIBOR plus 1.60%), 6/1/45	91,579	95,331
FNMA, VRN, 2.20%, (1-year H15T1Y plus 2.12%), 8/1/23	550	551
FNMA, VRN, 2.41%, (1-year H15T1Y plus 2.28%), 5/1/25	9,691	9,728
FNMA, VRN, 1.625%, (6-month LIBOR plus 1.50%), 3/1/33	120,852	120,982
FNMA, VRN, 1.74%, (6-month LIBOR plus 1.57%), 6/1/35	94,531	98,410
FNMA, VRN, 1.74%, (6-month LIBOR plus 1.57%), 6/1/35	89,971	93,664
FNMA, VRN, 1.75%, (6-month LIBOR plus 1.57%), 6/1/35	138,328	144,020
FNMA, VRN, 1.76%, (6-month LIBOR plus 1.57%), 6/1/35	15,375	16,009
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	63,247	65,824

FNMA, VRN, 1.68%, (6-month LIBOR plus 1.55%), 3/1/36	168,501	175,543
FNMA, VRN, 2.00%, (12-month LIBOR plus 1.75%), 11/1/39	109,819	112,462
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	7,810	8,097
FNMA, VRN, 2.04%, (12-month LIBOR plus 1.79%), 8/1/40	52,464	55,131
FNMA, VRN, 2.00%, (12-month LIBOR plus 1.75%), 7/1/41	17,635	17,716
FNMA, VRN, 2.01%, (12-month LIBOR plus 1.74%), 5/1/42	1,275,758	1,338,937
FNMA, VRN, 1.86%, (12-month LIBOR plus 1.59%), 3/1/43	27,573	28,139
FNMA, VRN, 1.84%, (12-month LIBOR plus 1.59%), 8/1/45	50,763	52,630
FNMA, VRN, 2.67%, (12-month LIBOR plus 1.61%), 4/1/46	158,602	165,148
FNMA, VRN, 2.92%, (12-month LIBOR plus 1.61%), 4/1/46	56,231	58,381
FNMA, VRN, 2.80%, (12-month LIBOR plus 1.61%), 5/1/46	169,365	175,791
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	81,442	84,288
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	88,100	91,217
FNMA, VRN, 3.04%, (12-month LIBOR plus 1.60%), 9/1/47	174,037	181,416
		4,085,418
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, 7.00%, 5/1/32	29,558	30,582
FNMA, 7.00%, 5/1/32	77,018	85,441
FNMA, 7.00%, 6/1/32	47,126	52,468
FNMA, 7.00%, 8/1/32	12,348	12,388
FNMA, 3.50%, 3/1/34	116,651	123,276
		304,155
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,336,812)		4,389,573
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $ 352,047), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $ 345,067)		345,067
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $ 1,173,022), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $ 1,150,001)		1,150,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	298,620	298,620
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,793,687)		1,793,687
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $215,438,194)		215,113,793
OTHER ASSETS AND LIABILITIES — (1.2)%		(2,531,435)
TOTAL NET ASSETS — 100.0%		$212,582,358

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	34	March 2022	$7,417,844	$(4,246)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	2	March 2022	$260,938	$(426)
U.S. Treasury 10-Year Ultra Notes	1	March 2022	146,437	(2,377)
U.S. Treasury 5-Year Notes	34	March 2022	4,113,203	1,621
			$4,520,578	$(1,182)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$4,000,000	$524	$292,005	$292,529
CPURNSA	Receive	2.29%	2/24/26	$3,000,000	518	221,865	222,383
					$1,042	$513,870	$514,912

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $283,679.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,409,145, which represented 3.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	134,705,996	—
U.S. Government Agency Securities	—	30,505,970	—
Collateralized Mortgage Obligations	—	26,918,770	—
Asset-Backed Securities	—	16,799,797	—
U.S. Government Agency Mortgage-Backed Securities	—	4,389,573	—
Temporary Cash Investments	298,620	1,495,067	—
	298,620	214,815,173	—
Other Financial Instruments
Futures Contracts	1,621	—	—
Swap Agreements	—	514,912	—
	1,621	514,912	—
Liabilities
Other Financial Instruments
Futures Contracts	7,049	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.